Other reserves (Tables)	12 Months Ended
Dec. 31, 2022
Other reserves.
Schedule of other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2020	707,510	(10,000)	42,583	115,748	(66,556)	789,285
Translation of foreign operations	—	—	—	—	(731)	(731)
Transfer to statutory reserve	—	—	194	—	—	194
Further acquisition of interests in a subsidiary (Note 31)	—	—	—	—	92	92
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	2,548	2,548
Share-based payment reserve	—	—	—	78,967	—	78,967
Share re-purchase	—	—	—	—	—	—
At 31 December 2020	707,510	(10,000)	42,777	194,715	(64,647)	870,355

At 31 December 2020 and 1 January 2021	707,510	(10,000)	42,777	194,715	(64,647)	870,355
Translation of foreign operations	—	—	—	—	574	574
Further acquisition of interests in a subsidiary (Note 31)	380	—	—	—	(935)	(555)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	3,575	3,575
Share-based payment reserve	—	—	—	35,462	—	35,462
At 31 December 2021	707,890	(10,000)	42,777	230,177	(61,433)	909,411

At 31 December 2021 and 1 January 2022	707,890	(10,000)	42,777	230,177	(61,433)	909,411
Translation of foreign operations	—	—	—	—	(665)	(665)
Revaluation of investment properties upon transfer from property, plant and equipment	—	—	—	—	5,964	5,964
Deregister of subsidiary	17	—	—	—	—	17
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	(2,613)	(2,613)
Issuance of shares	94,153	—	—	—	(144)	94,009
Transaction costs related to issuance of shares	(5,128)	—	—	—	—	(5,128)
Share-based payment reserve	—	—	—	27,515	—	27,515
At 31 December 2022	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510